UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2013

Check here if Amendment [ ]; Amendment Number:     ______
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Partner Fund Management, L.P.
Address:     Four Embarcadero Center
             Suite 3500
             San Francisco, CA 94111

Form 13F File Number: 28-13169

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:    Darin Sadow
Title:   Chief Compliance Officer
Phone:   415-281-1000

Signature, Place, and Date of Signing:

      /s/ Darin Sadow                San Francisco, CA        05/14/2013
----------------------------         -----------------        ----------
[Signature]                            [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
                                           ---------------

Form 13F Information Table Entry Total:    59
                                           ---------------

Form 13F Information Table Value Total:    3,022,019
                                           ---------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                           FORM 13F INFORMATION TABLE

   Column 1                 Column 2     Column 3  Column 4       Column 5             Column 6   Column 7       Column 8
   --------                 --------     --------  -------- ----------------------     --------   --------  ------------------
                                                    MARKET
                            TITLE OF                 VALUE  SHARE      SHARE/ PUT/    INVESTMENT    OTHER    VOTING AUTHORITY
NAME OF ISSUER              CLASS         CUSIP     (x1000) PRN AMNT   PRN    CALL    DISCRETION   MANAGER  SOLE  SHARED  NONE
--------------              --------      -----    -------- --------   ------ ----    ----------   -------  ----  ------  ----
ACTAVIS INC                   COM         00507K103   8,641     93,810 SH           SHARED-DEFINED           0     93,810   0
AEGERION PHARMACEUTICALS INC  COM         00767E102   7,022    174,068 SH           SHARED-DEFINED           0    174,068   0
ALEXION PHARMACEUTICALS INC   COM         015351109   2,222     24,117 SH           SHARED-DEFINED           0     24,117   0
ALIGN TECHNOLOGY INC          COM         016255101  33,767  1,007,673 SH           SHARED-DEFINED           0  1,007,673   0
AMAZON COM INC                COM         023135106  39,539    148,369 SH           SHARED-DEFINED           0    148,369   0
AMC NETWORKS INC              CL A        00164V103  32,020    506,489 SH           SHARED-DEFINED           0    506,489   0
BLACKROCK INC                 COM         09247X101  12,711     49,484 SH           SHARED-DEFINED           0     49,484   0
BORGWARNER INC                COM         099724106 105,760  1,367,462 SH           SHARED-DEFINED           0  1,367,462   0
BRUKER CORP                   COM         116794108   2,510    131,406 SH           SHARED-DEFINED           0    131,406   0
CBRE GROUP INC                CL A        12504L109 179,645  7,114,650 SH           SHARED-DEFINED           0  7,114,650   0
SCHWAB CHARLES CORP NEW       COM         808513105  56,312  3,183,241 SH           SHARED-DEFINED           0  3,183,241   0
CITRIX SYS INC                COM         177376100 237,699  3,294,510 SH           SHARED-DEFINED           0  3,294,510   0
CLOVIS ONCOLOGY INC           COM         189464100  13,491    470,562 SH           SHARED-DEFINED           0    470,562   0
CUMMINS INC                   COM         231021106 170,856  1,475,317 SH           SHARED-DEFINED           0  1,475,317   0
DOLLAR GEN CORP NEW           COM         256677105  93,833  1,855,137 SH           SHARED-DEFINED           0  1,855,137   0
EATON CORP PLC                SHS         G29183103 188,814  3,082,673 SH           SHARED-DEFINED           0  3,082,673   0
EBAY INC                      COM         278642103 100,666  1,856,628 SH           SHARED-DEFINED           0  1,856,628   0
EXPEDIA INC DEL               COM NEW     30212P303  32,390    539,701 SH           SHARED-DEFINED           0    539,701   0
EXPRESS SCRIPTS HLDG CO       COM         30219G108   4,348     75,455 SH           SHARED-DEFINED           0     75,455   0
GILEAD SCIENCES INC           COM         375558103 226,154  4,621,054 SH           SHARED-DEFINED           0  4,621,054   0
GOOGLE INC                    CL A        38259P508  89,443    112,622 SH           SHARED-DEFINED           0    112,622   0
HCA HOLDINGS INC              COM         40412C101   4,705    115,813 SH           SHARED-DEFINED           0    115,813   0
HEALTH NET INC                COM         42222G108  78,144  2,730,383 SH           SHARED-DEFINED           0  2,730,383   0
HEARTWARE INTL INC            COM         422368100   5,096     57,645 SH           SHARED-DEFINED           0     57,645   0
HERTZ GLOBAL HOLDINGS INC     COM         42805T105  37,538  1,686,354 SH           SHARED-DEFINED           0  1,686,354   0
HOST HOTELS & RESORTS INC     COM         44107P104  81,568  4,663,688 SH           SHARED-DEFINED           0  4,663,688   0
JACOBS ENGR GROUP INC DEL     COM         469814107  41,450    737,012 SH           SHARED-DEFINED           0    737,012   0
KYTHERA BIOPHARMACEUTICALS I  COM         501570105  14,209    598,851 SH           SHARED-DEFINED           0    598,851   0
LIBERTY GLOBAL INC            COM SER A   530555101  48,301    658,237 SH           SHARED-DEFINED           0    658,237   0
LINKEDIN CORP                 COM CL A    53578A108  43,066    244,608 SH           SHARED-DEFINED           0    244,608   0
MEDIVATION INC                COM         58501N101  98,737  2,111,561 SH           SHARED-DEFINED           0  2,111,561   0
MOLINA HEALTHCARE INC         COM         60855R100   4,620    149,673 SH           SHARED-DEFINED           0    149,673   0
MYRIAD GENETICS INC           COM         62855J104      82      1,722 SH     Put   SHARED-DEFINED           0      1,722   0
MYRIAD GENETICS INC           COM         62855J104   8,722    343,268 SH           SHARED-DEFINED           0    343,268   0
NETFLIX INC                   COM         64110L106  24,253    128,135 SH           SHARED-DEFINED           0    128,135   0
OCCIDENTAL PETE CORP DEL      COM         674599105  26,005    331,818 SH           SHARED-DEFINED           0    331,818   0
OREXIGEN THERAPEUTICS INC     COM         686164104  14,273  2,280,053 SH           SHARED-DEFINED           0  2,280,053   0
PATTERSON COMPANIES INC       COM         703395103   3,246     85,327 SH           SHARED-DEFINED           0     85,327   0
PERKINELMER INC               COM         714046109   6,129    182,208 SH           SHARED-DEFINED           0    182,208   0
PFIZER INC                    COM         717081103 191,018  6,618,773 SH           SHARED-DEFINED           0  6,618,773   0
PHH CORP                      NOTE 4.000%
                              9/0         693320AN3  12,534 11,349,000 PRN          SHARED-DEFINED           0 11,349,000   0
POLYPORE INTL INC             COM         73179V103  36,164    900,043 SH           SHARED-DEFINED           0    900,043   0
PULTE GROUP INC               COM         745867101  51,225  2,530,896 SH           SHARED-DEFINED           0  2,530,896   0
PUMA BIOTECHNOLOGY INC        COM         74587V107   7,041    210,883 SH           SHARED-DEFINED           0    210,883   0
REGENERON PHARMACEUTICALS     COM         75886F107   7,743     43,892 SH           SHARED-DEFINED           0     43,892   0
REPROS THERAPEUTICS INC       COM NEW     76028H209   9,868    612,906 SH           SHARED-DEFINED           0    612,906   0
RESEARCH IN MOTION LTD        COM         760975102  13,864    959,756 SH           SHARED-DEFINED           0    959,756   0
ROCKWELL AUTOMATION INC       COM         773903109  99,206  1,148,886 SH           SHARED-DEFINED           0  1,148,886   0
SALESFORCE COM INC            COM         79466L302  19,672    110,004 SH           SHARED-DEFINED           0    110,004   0
SERVICENOW INC                COM         81762P102  15,182    419,381 SH           SHARED-DEFINED           0    419,381   0
SIRONA DENTAL SYSTEMS INC     COM         82966C103  60,925    826,324 SH           SHARED-DEFINED           0    826,324   0
SPLUNK INC                    COM         848637104  53,120  1,326,994 SH           SHARED-DEFINED           0  1,326,994   0
TESARO INC                    COM         881569107   4,314    196,454 SH           SHARED-DEFINED           0    196,454   0
UNIVERSAL AMERN CORP NEW      COM         91338E101   4,399    528,073 SH           SHARED-DEFINED           0    528,073   0
UNIVERSAL HLTH SVCS INC       CL B        913903100  15,435    241,655 SH           SHARED-DEFINED           0    241,655   0
VALEANT PHARMACEUTICALS INTL  COM         91911K102   8,487    113,134 SH           SHARED-DEFINED           0    113,134   0
VOLCANO CORPORATION           COM         928645100   3,915    175,861 SH           SHARED-DEFINED           0    175,861   0
WYNDHAM WORLDWIDE CORP        COM         98310W108 166,921  2,588,722 SH           SHARED-DEFINED           0  2,588,722   0
YAHOO INC                     COM         984332106  62,999  2,677,506 SH           SHARED-DEFINED           0  2,677,506   0